Goldman Sachs India Equity ETF Investment Strategy - Goldman Sachs India Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity investments in issuers economically tied to India. Equity investments include common stocks, preferred stocks, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) of all market capitalizations. The Fund may also invest in exchange-traded funds (“ETFs”) and other instruments with similar economic exposures. Equity investments include securities that trade on local Indian exchanges and securities denominated in Rupee (“INR”), the official currency of India. The Fund may use derivatives, including options, futures, and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may invest in the aggregate up to 20% of its Net Assets in equity and fixed income securities that are not economically tied to India. The Fund may also invest up to 15% of its Net Assets in initial public offerings (“IPOs”). The Fund may invest in real estate investment trusts (“REITs”). Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process. The Investment Adviser measures the Fund’s performance against the Morgan Stanley Capital International (MSCI) India IMI Index (Net, USD, Unhedged). THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS. The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.